Finance Result (Details) - EUR (€) € in Thousands		3 Months Ended	12 Months Ended
	Mar. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Result
Finance income			€ 33,859	€ 11,551	€ 8,021
Finance cost from Senior Unsecured Notes			(181,149)	(104,944)	(85,182)
Finance cost from senior debt			(161,466)	(111,719)	(119,140)
Finance costs from other financial liabilities			(81,914)
Finance cost from sale of receivables			(18,201)	(10,292)	(10,964)
Capitalized interest			25,184	18,636	16,606
Finance lease expenses			(45,198)	(35,786)	(35,205)
Other finance costs			(33,780)	(33,889)	(15,754)
Finance costs			(496,524)	(277,994)	(249,639)
Change in fair value of financial instruments			11,999	246	55,703
Exchange differences			7,725	(11,602)	8,246
Finance result			€ (442,941)	€ (277,799)	€ (177,669)
Minimum
Finance Result
Capitalisation interest rate on financing received			4.43%	3.71%
Maximum
Finance Result
Capitalisation interest rate on financing received			5.44%	4.15%
Shanghai RAAS Blood Products Co., Ltd.
Finance Result
Change in fair value of financial instruments	€ 56,526	€ 56,526